INCOME AND SOCIAL CONTRIBUTION TAXES (Policies)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME AND SOCIAL CONTRIBUTION TAXES
8.a. Accounting policy
8.a.1. Current taxes
Current tax assets and liabilities are measured at the estimated amount recoverable from, or payable to, the tax authorities. The tax rates and laws used in calculating the amounts referred to above are those in effect, or substantially in effect, at year-end. In the balance sheet, current taxes are presented net of prepayments over the year.
Current income and social contribution taxes, related to items directly recognized in equity, are also recognized in equity. Management regularly assesses the tax position in circumstances in which tax regulation requires interpretation and sets up provision therefore when appropriate.
8.a.2. Deferred taxes
Deferred tax is generated by temporary differences at the balance sheet date between the tax bases of assets and liabilities and their carrying amounts.
Deferred tax assets are recognized for all deductible temporary differences, unused tax credits and losses, to the extent that taxable profit is likely to be available for realization of deductible temporary differences and unused tax credits and losses are likely to be used, except: (i) when the deferred tax asset related to the deductible temporary difference arises from initial recognition of an asset or liability in a transaction other than a business combination and does not impact, at the transaction date, the book profit, income or loss for tax purposes and does not give rise to equally taxable and deductible temporary differences; or (ii) on deductible temporary differences related to investments in subsidiaries that deferred tax assets are recognized only to the extent that it is probable that temporary differences will be reversed in the near future and taxable profit is likely be available so that temporary differences can be used.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit shall be available to allow all or part of the deferred tax asset to be used. Derecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized on all temporary tax differences, except: (i) when the deferred tax liability arises from initial recognition of goodwill, or an asset or liability in a transaction other than a business combination, and does not affect book profit or taxable profit or tax losses on the transaction date and does not give rise to equally taxable and deductible temporary differences; or (ii) on temporary tax differences related to investments in subsidiaries, in which the temporary difference reversal period can be controlled and temporary differences are not likely to be reversed in the near future.
Deferred tax assets and liabilities are measured at the tax rate expected to be applicable for the year the asset will be realized, or the liability will be settled, based on the rates provided in tax legislation and that were published as at year-end.
Deferred tax assets and liabilities are not discounted to present value and are classified in the balance sheet as non-current, irrespective of their expected realization.
The tax effects of items recorded directly in equity are also recognized in equity. Deferred tax items are recognized based on the transaction which gave rise to that deferred tax, in comprehensive income or directly in equity.
Deferred tax assets and liabilities are presented net when there is a legal or constructive right to offset a tax asset against a tax liability and deferred taxes relate to the same taxpaying entity and are subject to the same tax authority.
8.a.3. New calculation rule ("Pillar II") - Organization for Economic Co-operation and Development ("OECD")
On December 27, 2024, Law 15.079/24 was enacted, establishing an additional Social Contribution on Net Income (“CSLL”) as part of the process of adapting Brazilian legislation to the OECD Global Rules Against Base Erosion (“Pillar II”). According to this law, whenever the Company, adopting the calculation criteria provided therein, determines an effective combined rate of Income Tax and Social Contribution on Net Profit lower than 15%, it must make an additional payment until it reaches this minimum percentage. This rule has been in effect since January 2025, and the The Company will not experience a significant impact from this rule on tax payments as it already complies with the established limits.
Transfer Pricing Rules – Alignment with OECD Standards
On December 28, 2022, Law No. 14,596/2023 was published, later regulated by RFB Normative Instruction No. 2,161/2023, which established the new Brazilian Transfer Pricing regime, aligned with OECD guidelines. The new rules became mandatory as of January 1, 2024, and aim to ensure that intercompany transactions are carried out in accordance with the arm's length principle.
The Company is currently in the process of preparing the analysis for the corresponding fiscal year, including a comparability study, supporting documentation, and a review of applicable methods, as provided for in current legislation. Although the technical process is still under development, the Company does not expect significant impacts from the adoption of the new transfer pricing regime, given the nature of the transactions carried out and the history of compliance with international standards.
The Company will continue to monitor the application of the regulations and will keep its financial statements updated based on any adjustments identified upon completion of the formal transfer pricing analysis.